Leases (Tables) - SoundHound, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Leases (Tables) [Line Items]
Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases
	Operating Lease	Financing Lease
Year Ending December 31:
2022	$3,544	$1,383
2023	3,543	189
2024	3,288	122
2025	962	11
2026	505	—
Thereafter	1,785	—
Total	13,627	1,705
Less: imputed interest	(1,735)	(112)
Present value of lease liabilities	11,892	1,593
Less: current portion	(3,281)	(1,301)
Lease liabilities, net of current portion	$8,611	$292

Schedule of additional information related to the inputs used in computing the Company’s lease
December 31, 2021
Operating lease cost	$3,654
Short-term lease cost	$524

Financing lease cost:
Amortization of finance leased assets	$2,575
Interest of lease liabilities	$472

Schedule of weighted average remaining lease term and the weighted average discount rate
	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.51	1.22
Weighted average discount rate	5.94%	13.21%